Details to the consolidated cash flow statements (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement [line items]
Cash flows used in operating activities from discontinued operations				$ (188)
Purchase of property, plant and equipment	$ (1,696)	$ (1,862)		(2,367)
Proceeds from sales of property, plant and equipment	92	161		237
Cash flows used in/from investing activities from discontinued operations	(140)	(748)	[1]	8,882	[2]
Discontinued operations
Statement [line items]
Cash flows used in operating activities from discontinued operations				(188)
Purchase of property, plant and equipment				(41)
Proceeds from sales of property, plant and equipment				1
Purchase of financial and other non-current assets, net				(2)
Divestments of businesses	(140)	(748)		8,924
Cash flows used in/from investing activities from discontinued operations	(140)	(748)		8,882
Total net cash flows used in/from discontinued operations	$ (140)	$ (748)		8,694
Consideration transferred, acquisition-date fair value				10,925
Transaction related costs paid				$ 2,001

[1]	In 2016, the total net tax payment amounted to USD 2,299 million, of which USD 188 million was included in the cash flows used in investing activities from discontinued operations.
[2]	In 2015, the total net tax payment amounted to USD 3,325 million, of which a refund of USD 94 million was included in the cash flows used in operating activities from discontinued operations, and a USD 965 million payment in the cash flows from investing activities of discontinued operations.